Share-Based Compensation (Details 2) - Stock Option [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Allocated Share-based Compensation Expense	¥ 1,480	$ 213	¥ 11,950	¥ 34,932
Cost of Sales [Member]
Allocated Share-based Compensation Expense	0	0	1,525	4,748
Selling and Marketing Expense [Member]
Allocated Share-based Compensation Expense	659	95	2,721	7,558
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	821	118	6,409	18,603
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	¥ 0	$ 0	¥ 1,295	¥ 4,023